Cost Of Sales	12 Months Ended
Dec. 31, 2022
TextBlock1Abstract [Abstract]
Cost Of Sales
5)	COST OF SALES
The detail of consolidated cost of sales by nature for the years 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Raw materials and goods for resale	$4,916	4,875	4,108
Payroll	1,474	1,349	1,254
Electricity, fuels and other services	1,655	1,174	1,052
Depreciation and amortization	929	934	914
Maintenance, repairs and supplies	809	722	648
Transportation costs	671	573	352
Other production costs	969	982	929
Change in inventory	(668)	(866)	(671)

	$10,755	9,743	8,586